Schedule I-Condensed Financial Information of the Parent Company - Statements of Cash Flows and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flow from operating activities:
Net income	¥ 8,201,299	$ 1,155,129	¥ 6,311,835	¥ 4,692,874
Changes in operating assets and liabilities:
Deferred income	46,882	6,603	(66,034)	67,939
Net cash (used in)provided by operating activities	14,414,513	2,030,242	10,519,692	6,744,644
Cash flows from investing activities:
Net cash provided by investing activities	(5,160,337)	(726,818)	1,049,153	(2,326,489)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options				419,814
Repurchase of ordinary shares	(5,106,944)	(719,298)	(6,257,703)	(1,938,798)
Net cash used in financing activities	(6,146,005)	(865,647)	(5,573,391)	(58,788)
Effect of exchange rate changes on cash and cash equivalents	85,794	12,084	(63,322)	581
Net increase (decrease) in cash, cash equivalents and restricted cash	3,193,965	449,861	5,932,132	4,359,948
Cash, cash equivalents and restricted cash at beginning of the year	23,103,401	3,254,046	17,171,269	12,811,321
Cash, cash equivalents and restricted cash at end of the year	26,297,366	3,703,907	23,103,401	17,171,269
Parent company
Cash flow from operating activities:
Net income	8,116,624	1,143,203	6,298,816	4,681,073
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(8,090,266)	(1,139,490)	(6,317,707)	(4,686,284)
Changes in operating assets and liabilities:
Other receivables and prepayments, net	(3,374)	(475)	0	0
Accrued expenses and other current liabilities	(3,634)	(512)	(54,750)	(52,544)
Deferred income	0	0	(29,664)	(710)
Net cash (used in)provided by operating activities	19,350	2,726	(103,305)	(58,465)
Cash flows from investing activities:
Changes in amounts due from/to subsidiaries	5,086,910	716,476	6,362,371	1,577,719
Net cash provided by investing activities	5,086,910	716,476	6,362,371	1,577,719
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options			0	419,814
Repurchase of ordinary shares	(5,106,944)	(719,298)	(6,257,703)	(1,938,798)
Net cash used in financing activities	(5,106,944)	(719,298)	(6,257,703)	(1,518,984)
Effect of exchange rate changes on cash and cash equivalents	(36)	(6)	(76)	5
Net increase (decrease) in cash, cash equivalents and restricted cash	(720)	(102)	1,287	275
Cash, cash equivalents and restricted cash at beginning of the year	1,624	229	337	62
Cash, cash equivalents and restricted cash at end of the year	904	$ 127	¥ 1,624	¥ 337
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	15,310,000
Cash dividend declared and paid to the Company	¥ 0